Restructuring - Schedule of Change in Accrued Restructuring Balance (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 3,896	$ 0
Charges	292	6,431
Payments	3,320	2,535
Ending Balance	$ 868	$ 3,896